Segment Information and Geographic Data - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net sales	$ 30,918	$ 23,814	$ 17,646
Loss before income taxes	(15,219)	(13,045)	(23,459)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Net sales	31,958	25,745	20,280
Loss before income taxes	(15,124)	(12,953)	(23,334)
Intersegment [Member]
Segment Reporting Information [Line Items]
Net sales	(1,040)	(1,931)	(2,634)
Loss before income taxes	$ (95)	$ (92)	$ (125)